April 2, 2024

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Themes ETF Trust (File Nos. 811-23872 and 333-271700)

Ladies and Gentlemen:

On behalf of our client, Themes ETF Trust (the “Trust”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed for filing is Post-Effective Amendment No. 3 and, under the Investment Company Act of 1940, as amended, Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, to register the following eleven new series of the Trust:

Themes Alcoholic Beverage ETF

Themes Autonomous Driving ETF

Themes Copper Miners ETF

Themes Lithium & Battery Metal Miners ETF

Themes Transatlantic Defense ETF

Themes Uranium & Nuclear ETF

Themes US BuyBack Champions ETF

Themes US Capital Stability Champions ETF

Themes US Infrastructure ETF

Themes US Pricing Power Champions ETF

Themes Waste & Recycling ETF

If you have any questions concerning the foregoing, please contact the undersigned at (513) 708-6391 or Tina.Bloom@Practus.com.

Regards,

/s/ Tina H. Bloom

On behalf of Practus, LLP

TINA H. BLOOM ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.708.6391

Practus, LLP ● Tina.Bloom@Practus.com ● Practus.com